Income Taxes - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, Owned, Federal Income Tax Note [Line Items]
Loss carryforwards	$ 8.7	$ 6.9	$ 7.9
Credit carryforwards	3.2	5.4	5.5
Valuation allowance	6.0	$ 2.6	$ 4.9
Undistributed earnings of foreign subsidiaries	108.0
Unrecognized deferred tax liability, undistributed earnings of foreign subsidiaries	3.3
Deferred tax liabilities, undistributed foreign earnings	9.4
Unrecognized tax benefits that would impact the company's effective tax rate	0.3
Foreign Tax Authority
Investments, Owned, Federal Income Tax Note [Line Items]
Loss carryforwards	7.6
Net operating loss carryforwards, not subject to expiration	7.1
Net operating loss carryforwards, subject to expiration	0.5
Domestic Tax Authority
Investments, Owned, Federal Income Tax Note [Line Items]
Credit carryforwards	2.9
State and Local Jurisdiction
Investments, Owned, Federal Income Tax Note [Line Items]
Credit carryforwards	2.6
Valuation allowance	0.6
SWITZERLAND | Foreign Tax Authority
Investments, Owned, Federal Income Tax Note [Line Items]
Net operating loss carryforwards, subject to expiration	$ 2.0